DECHERT PRICE & RHOADS
                                1500 K St., N.W.
                              Washington, DC 20005



                                   May 5, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The MainStay Funds
                  File Nos. 33-2610 and 811-4550

Dear Sir/Madam:

     On behalf of The MainStay Funds, a registered management investment company (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), we hereby certify that the form of prospectus that would have been filed under Rule 497(c) on behalf of the Trust does not differ from that contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 37 filed April 30, 1997. The text of Post-Effective Amendment No. 37 was filed electronically. The definitive form of the Trust's Statement of Additional Information is being filed pursuant to Rule 497(c) under the Act.

     Please do not hesitate to contact Jennifer B. McHugh at (202) 626-3370 or the undersigned at (202) 626-3314 if you have any questions regarding this certification.

                                                    Very truly yours,

                                                    Jeffrey L. Steele